Accounts Receivable, Net (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ (342)	$ (44)	$ (92,618)